Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 1,124,352	$ 817,764		$ 887,138
Cost of goods sold and services rendered	(854,965)	(611,946)		(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	227,740	122,729		68,589
Changes in net realizable value of agricultural produce after harvest	(12,879)	7,005		1,825
Margin on manufacturing and agricultural activities before operating expenses	484,248	335,552		286,379
General and administrative expenses	(69,794)	(53,428)		(57,202)
Selling expenses	(117,662)	(95,058)		(106,972)
Other operating (expense)/ income, net	(18,768)	1,987		(822)
Profit from operations	278,024	189,053		121,383
Depreciation and amortization	(168,928)	(141,872)		(174,439)
Net (loss) / gain from Fair value adjustment of investment property	(4,331)	1,077		(325)
Reserve of the revaluation surplus derived from the disposals of assets		0	[1]	0	[2]
Right of use assets	260,776	209,694		238,053
Investment property	32,132	31,179		34,295
Biological assets	195,178	165,693		130,436
Finished goods	138,254	77,041		65,278		$ 79,758
Borrowings	817,651	971,090		968,280
Lease liabilities	246,854	195,772
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,097,723	822,475		891,554
Cost of goods sold and services rendered	(834,062)	(615,775)		(675,187)
Initial recognition and changes in fair value of biological assets and agricultural produce	211,198	124,742		70,295
Changes in net realizable value of agricultural produce after harvest	(11,658)	7,076		1,542
Margin on manufacturing and agricultural activities before operating expenses	463,201	338,518		288,204
General and administrative expenses	(65,635)	(54,138)		(57,797)
Selling expenses	(112,847)	(95,866)		(107,628)
Other operating (expense)/ income, net	(18,118)	2,033		(1,137)
Profit from operations	266,601	190,547		121,642
Depreciation and amortization	(166,619)	(142,288)		(174,578)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080		(927)
Reserve of the revaluation surplus derived from the disposals of assets		10,198
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,855	32,975		1,720
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	206,343	91,767		68,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	(481)		(481)
Changes in net realizable value of agricultural produce after harvest (realized)	(7,657)	7,557		2,023
Farmlands and farmland improvements, net	727,840	715,751
Machinery, equipment and other fixed assets, net	318,433	279,972
Bearer plants, net	294,982	304,829
Work in progress	81,368	57,740
Right of use assets	260,776	209,694
Investment property	32,132	31,179
Goodwill	16,626	14,482
Biological assets	195,178	165,693
Finished goods	138,254	77,041
Raw materials, stocks held by third parties and others	101,270	56,420
Total segment assets	2,166,859	1,912,801
Borrowings	817,651	971,090
Lease liabilities	246,854	195,772
Total segment liabilities	1,064,505	1,166,862
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	240,730	168,461		166,446
Cost of goods sold and services rendered	(213,231)	(149,250)		(156,510)
Initial recognition and changes in fair value of biological assets and agricultural produce	73,990	40,104		29,741
Changes in net realizable value of agricultural produce after harvest	(11,384)	7,007		1,825
Margin on manufacturing and agricultural activities before operating expenses	90,105	67,061		41,502
General and administrative expenses	(11,100)	(6,694)		(5,533)
Selling expenses	(23,419)	(17,998)		(12,724)
Other operating (expense)/ income, net	(3,723)	(12,853)		(2,508)
Profit from operations	51,863	29,516		20,737
Depreciation and amortization	(7,135)	(5,286)		(4,799)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Biological assets	54,886	43,787		38,117
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	134,869	101,862		101,156
Cost of goods sold and services rendered	(112,045)	(73,830)		(73,951)
Initial recognition and changes in fair value of biological assets and agricultural produce	43,834	18,677		12,215
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	66,658	46,709		39,420
General and administrative expenses	(9,760)	(6,899)		(6,605)
Selling expenses	(18,108)	(13,923)		(20,574)
Other operating (expense)/ income, net	285	713		267
Profit from operations	39,075	26,600		12,508
Depreciation and amortization	(8,894)	(6,505)		(6,823)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Biological assets	42,729	29,062		21,484
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	183,054	133,474		83,822
Cost of goods sold and services rendered	(158,077)	(116,007)		(76,694)
Initial recognition and changes in fair value of biological assets and agricultural produce	19,895	12,344		13,510
Changes in net realizable value of agricultural produce after harvest	0	(2)		0
Margin on manufacturing and agricultural activities before operating expenses	44,872	29,809		20,638
General and administrative expenses	(5,256)	(4,788)		(4,098)
Selling expenses	(22,572)	(13,540)		(6,234)
Other operating (expense)/ income, net	(170)	(186)		(703)
Profit from operations	16,874	11,295		9,603
Depreciation and amortization	(7,941)	(6,568)		(4,966)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Biological assets	18,979	12,933		11,521
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,689	2,508		3,931
Cost of goods sold and services rendered	(3,111)	(1,962)		(3,452)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,362	1,256		13
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	1,940	1,802		492
General and administrative expenses	(187)	(118)		(150)
Selling expenses	(290)	(214)		(182)
Other operating (expense)/ income, net	(4,465)	1,067		(354)
Profit from operations	(3,002)	2,537		(194)
Depreciation and amortization	(190)	(135)		(177)
Net (loss) / gain from Fair value adjustment of investment property	(4,331)	1,077		(325)
Biological assets	7,257	4,703		3,673
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	535,713	411,016		359,771
Cost of goods sold and services rendered	(465,561)	(344,878)		(314,621)
Initial recognition and changes in fair value of biological assets and agricultural produce	122,539	74,394		57,185
Changes in net realizable value of agricultural produce after harvest	(10,163)	7,076		1,542
Margin on manufacturing and agricultural activities before operating expenses	182,528	147,608		103,877
General and administrative expenses	(24,052)	(18,877)		(16,553)
Selling expenses	(59,595)	(46,476)		(40,347)
Other operating (expense)/ income, net	(7,444)	(11,235)		(3,592)
Profit from operations	91,437	71,020		43,385
Depreciation and amortization	(21,900)	(18,896)		(16,901)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080		(927)
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	21,149	13,293		2,571
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	101,390	61,840		54,614
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	(481)		(481)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	7,557		2,023
Farmlands and farmland improvements, net	653,861	651,686
Machinery, equipment and other fixed assets, net	159,822	126,482
Bearer plants, net	892	685
Work in progress	65,481	43,744
Right of use assets	17,296	8,035
Investment property	32,132	31,179
Goodwill	12,713	10,281
Biological assets	123,851	90,485
Finished goods	57,397	42,726
Raw materials, stocks held by third parties and others	68,045	34,107
Total segment assets	1,191,490	1,039,410
Borrowings	128,046	180,539
Lease liabilities	19,187	10,294
Total segment liabilities	147,233	190,833
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	228,894	170,114		168,938
Cost of goods sold and services rendered	(203,148)	(150,745)		(159,197)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	41,038		30,290
Changes in net realizable value of agricultural produce after harvest	(10,163)	7,078		1,542
Margin on manufacturing and agricultural activities before operating expenses	81,287	67,485		41,573
General and administrative expenses	(10,273)	(6,816)		(5,446)
Selling expenses	(21,925)	(18,265)		(12,852)
Other operating (expense)/ income, net	(3,538)	(12,846)		(2,283)
Profit from operations	45,551	29,558		20,992
Depreciation and amortization	(6,501)	(5,397)		(4,662)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	14,399	12,211		6,091
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	51,305	29,566		24,199
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	(481)		(481)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	7,559		2,023
Farmlands and farmland improvements, net	448,608	454,212
Machinery, equipment and other fixed assets, net	47,122	39,517
Bearer plants, net	892	685
Work in progress	3,444	820
Right of use assets	13,005	4,275
Investment property	0	0
Goodwill	7,074	5,720
Biological assets	54,886	43,787
Finished goods	37,225	30,267
Raw materials, stocks held by third parties and others	42,253	21,893
Total segment assets	654,509	601,176
Borrowings	31,755	37,111
Lease liabilities	14,106	5,920
Total segment liabilities	45,861	43,031
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	130,526	102,886		102,162
Cost of goods sold and services rendered	(109,709)	(74,395)		(74,480)
Initial recognition and changes in fair value of biological assets and agricultural produce	37,119	19,449		13,194
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	57,936	47,940		40,876
General and administrative expenses	(8,891)	(7,045)		(6,752)
Selling expenses	(16,618)	(14,170)		(21,072)
Other operating (expense)/ income, net	239	731		282
Profit from operations	32,666	27,456		13,334
Depreciation and amortization	(8,080)	(6,652)		(6,994)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,117	3,975		509
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	33,002	15,474		12,685
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	146,795	141,661
Machinery, equipment and other fixed assets, net	29,543	18,567
Bearer plants, net	0	0
Work in progress	33,200	23,381
Right of use assets	3,361	2,472
Investment property	0	0
Goodwill	979	792
Biological assets	42,729	29,062
Finished goods	5,015	5,970
Raw materials, stocks held by third parties and others	14,797	4,519
Total segment assets	276,419	226,424
Borrowings	34,230	39,686
Lease liabilities	4,157	3,063
Total segment liabilities	38,387	42,749
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	172,803	135,471		84,767
Cost of goods sold and services rendered	(149,738)	(117,754)		(77,532)
Initial recognition and changes in fair value of biological assets and agricultural produce	18,336	12,638		13,741
Changes in net realizable value of agricultural produce after harvest	0	(2)		0
Margin on manufacturing and agricultural activities before operating expenses	41,401	30,353		20,976
General and administrative expenses	(4,715)	(4,896)		(4,188)
Selling expenses	(20,779)	(13,824)		(6,252)
Other operating (expense)/ income, net	(150)	(189)		(635)
Profit from operations	15,757	11,444		9,901
Depreciation and amortization	(7,144)	(6,709)		(5,064)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(6,271)	(5,151)		(3,957)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	24,607	17,789		17,698
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	(2)		0
Farmlands and farmland improvements, net	2,143	1,911
Machinery, equipment and other fixed assets, net	81,516	67,859
Bearer plants, net	0	0
Work in progress	27,341	18,365
Right of use assets	930	1,288
Investment property	0	0
Goodwill	4,660	3,769
Biological assets	18,979	12,933
Finished goods	15,157	6,489
Raw materials, stocks held by third parties and others	10,416	7,377
Total segment assets	161,142	119,991
Borrowings	62,061	103,742
Lease liabilities	924	1,311
Total segment liabilities	62,985	105,053
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,490	2,545		3,904
Cost of goods sold and services rendered	(2,966)	(1,984)		(3,412)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,380	1,269		(40)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	1,904	1,830		452
General and administrative expenses	(173)	(120)		(167)
Selling expenses	(273)	(217)		(171)
Other operating (expense)/ income, net	(3,995)	1,069		(956)
Profit from operations	(2,537)	2,562		(842)
Depreciation and amortization	(175)	(138)		(181)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	1,080		(927)
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	8,904	2,258		(72)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(7,524)	(989)		32
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	56,315	53,902
Machinery, equipment and other fixed assets, net	1,641	539
Bearer plants, net	0	0
Work in progress	1,496	1,178
Right of use assets	0	0
Investment property	32,132	31,179
Goodwill	0	0
Biological assets	7,257	4,703
Finished goods	0	0
Raw materials, stocks held by third parties and others	579	318
Total segment assets	99,420	91,819
Borrowings	0	0
Lease liabilities	0	0
Total segment liabilities	0	0
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(368,501)	(270,897)		(360,566)
Biological assets	71,327	75,208		55,641
Finished goods	80,857	34,315		36,864		$ 39,937
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	562,010	411,459		531,783
Cost of goods sold and services rendered	(368,501)	(270,897)		(360,566)
Initial recognition and changes in fair value of biological assets and agricultural produce	88,659	50,348		13,110
Changes in net realizable value of agricultural produce after harvest	(1,495)	0		0
Margin on manufacturing and agricultural activities before operating expenses	280,673	190,910		184,327
General and administrative expenses	(19,464)	(15,942)		(21,925)
Selling expenses	(52,946)	(49,188)		(67,116)
Other operating (expense)/ income, net	(17,390)	5,495		126
Profit from operations	190,873	131,275		95,412
Depreciation and amortization	(143,981)	(122,516)		(157,657)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(16,294)	19,682		(851)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	104,953	29,927		13,961
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	(1,495)	0		0
Farmlands and farmland improvements, net	73,979	64,065
Machinery, equipment and other fixed assets, net	158,611	153,490
Bearer plants, net	294,090	304,144
Work in progress	15,887	13,996
Right of use assets	243,469	201,365
Investment property	0	0
Goodwill	3,913	4,201
Biological assets	71,327	75,208
Finished goods	80,857	34,315
Raw materials, stocks held by third parties and others	33,225	22,313
Total segment assets	975,358	873,097
Borrowings	524,461	632,985
Lease liabilities	227,585	185,155
Total segment liabilities	752,046	818,140
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	0	(4)
Selling expenses	0	0
Other operating (expense)/ income, net	6,613	7,920
Profit from operations	6,613	7,916
Depreciation and amortization	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	0	0		0
Selling expenses	0	0		0
Other operating (expense)/ income, net	6,613	7,934		2,504
Profit from operations	6,613	7,934		2,504
Depreciation and amortization	0	0		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		10,198
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Right of use assets	0	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Borrowings	0	0
Lease liabilities	0	0
Total segment liabilities	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	(22,119)	(19,319)		(19,319)
Selling expenses	(306)	(202)		(165)
Other operating (expense)/ income, net	103	(161)		(175)
Profit from operations	(22,322)	(19,682)		(19,659)
Depreciation and amortization	(738)	(876)		(20)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Reserve of the revaluation surplus derived from the disposals of assets		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		$ 0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Right of use assets	11	294
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	11	294
Borrowings	165,144	157,566
Lease liabilities	82	323
Total segment liabilities	$ 165,226	$ 157,889

[1]	Net of 3,458 of Income tax
[2]	Net of 2,978 of Income tax